FINANCIAL DATA OF THE COMMINGLED TRUST	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
FINANCIAL DATA OF THE COMMINGLED TRUST	FINANCIAL DATA OF THE COMMINGLED TRUST
All of the Plan’s investments are in the Commingled Trust, which was established for the investment of plan assets, except for the investment in the Principal U.S. Property Pooled Separate Account, which was liquidated during 2025, with the proceeds transferred to the Commingled Trust. Each participating plan has a divided interest in the Commingled Trust. At December 31, 2025 and 2024, the Plan’s interest in the net assets of the Commingled Trust was approximately 67.3% and 67.4%, respectively.
The Statements of Net Assets Available for Benefits of the Commingled Trust are as follows:

	December 31, 2025		December 31, 2024
(Dollars in Thousands)	Commingled Trust	Plan's Interest in Commingled Trust	Commingled Trust	Plan's Interest in Commingled Trust
Investments:
Investments at Fair Value:
Common Collective Trusts
NT Collective S&P 500 Index Fund	$724,829	$494,619	$709,312	$489,759
JP Morgan ACWI Ex US Fund	194,637	133,060	176,480	120,087
NT Collective Russell 1000 Growth Index Fund	286,910	203,915	270,329	193,921
Vanguard Fiduciary Trust Target Retirement Income Fund	55,187	40,378	53,960	38,478
Vanguard Fiduciary Trust Target Retirement 2025 Fund	288,590	194,355	300,910	195,144
Vanguard Fiduciary Trust Target Retirement 2035 Fund	563,427	354,643	521,599	331,931
Vanguard Fiduciary Trust Target Retirement 2045 Fund	464,686	316,674	399,470	274,710
Vanguard Fiduciary Trust Target Retirement 2055 Fund	208,728	146,195	172,351	120,790
Vanguard Fiduciary Trust Target Retirement 2065 Fund	68,107	41,195	47,348	27,952
Capital Group Employee Benefit Investment Trust	203,084	130,786	192,297	125,186
Short-Term Investments	7,528	4,840	14,124	8,944
Mutual Funds
JP Morgan Large Cap Value Fund	101,730	74,160	84,035	64,060
Blackrock Funds Advantage Small Cap Core Fund	93,550	72,792	94,802	74,890
Charles Schwab Self Directed Account - Mutual Funds	66,324	47,564	62,548	43,447
Common Stock of The Goodyear Tire & Rubber Company	31,339	20,888	35,250	23,558
Total Investments at Fair Value	3,358,656	2,276,064	3,134,815	2,132,857
Investments at Contract Value:
Investment Contracts (See Note 8)	411,008	261,810	475,251	300,106
Total Investments	3,769,664	2,537,874	3,610,066	2,432,963
Receivables:
Accrued Interest and Dividends	37	25	52	33
Total Receivables	37	25	52	33
Total Assets	3,769,701	2,537,899	3,610,118	2,432,996
Liabilities:
Pending Trades	—	—	(12)	(8)
Administrative Expenses Payable	(743)	(502)	(969)	(650)
Total Liabilities	(743)	(502)	(981)	(658)
Net Assets Available for Benefits	$3,768,958	$2,537,397	$3,609,137	$2,432,338
Net investment gain for the Commingled Trust is as follows:

(Dollars in Thousands)	Year Ended December 31, 2025
Net Appreciation in Fair Value of Investments	$522,658
Interest and Dividends	20,438
Investment Gain	543,096
Administrative Expenses	(1,984)
Net Investment Gain	$541,112